EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2019
EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS
Schedule of effective interest rate, outstanding mortgage debt and bank loans

		2019			2018			2017
	Fixed/		Effective	Carrying		Effective	Carrying		Effective	Carrying
USDm	floating	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)	Maturity	interest 1)	value 2)
BORROWINGS
DSF Facility 1 (USD)	Floating	2021	4.7%	50.0	2021	5.6%	64.1	2021	5.4%	74.2
TFA Facility 1 (USD) 3)	Floating	2021	5.1%	237.3	2021	6.0%	331.3	2021	5.0%	400.8
DSF Facility 2 (USD)	Floating	2021	4.7%	48.2	2021	5.6%	52.4	2021	5.0%	56.5
DSF Facility 3 (USD)	Floating	2022	4.7%	21.8	2022	5.6%	24.3	2022	5.1%	26.8
TFA Facility 2 (USD) 3)	Floating	2022	5.1%	75.2	2022	5.4%	103.7	2022	5.4%	115.0
ING (USD) 3)	Floating	2024	4.1%	35.5	2024	4.6%	42.0	2024	4.6%	45.8
CEXIM (USD)	Floating	2030	4.4%	104.0	2030	5.3%	111.7	—	—	—
ABN AMRO (USD) 3)	Floating	2024	4.2%	21.1	—	—	—	—	—	—
DSF Facility 4 (USD)	Floating	2026	4.4%	86.5	—	—	—	—	—	—
Bocomm (USD)	Floating	2025	5.5%	63.9	—	—	—	—	—	—
Springliner (USD)	Fixed	2026	5.5%	60.3	2022	8.9%	25.3	2022	8.9%	28.2
Eifuku (USD)	Floating	2026	5.3%	25.7	—	—	—	—	—	—
Showa (USD)	Floating	2024	5.1%	25.2	—	—	—	—	—	—
Weighted average effective interest rate			4.9%			5.8%			5.2%
Carrying value				854.7			754.8			747.3

Hereof non-current 4)				756.0			659.4			651.6
Hereof current 4)				98.7			95.4			95.7

1)    Effective interest rate includes deferred and amortized bank fees.

2)    Because of the floating interest rate, the carrying value of the Group's borrowings is approximately equal to the fair value. The carrying value is excluding capitalized bank fees recognized in the balance sheet as well as lease liabilities regarding right-of-use assets recognized under Land and buildings and Other plant and equipment.

³⁾    Refinanced on 6 February 2020

⁴⁾    Split between current and non-current is based on terms in effect as of 31 December, without consideration to the refinancing taking place in 2020.